Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	39 Months Ended	59 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Sep. 26, 2019
C000214506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 12,044	$ 12,044	$ 12,044	$ 10,671	$ 9,932	$ 11,497	$ 10,629	$ 10,000
Average Annual Return, Percent	[1]	12.86%		3.84%
C000214509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 12,066	$ 12,066	$ 12,066	10,686	9,930	11,496	10,629	10,000
Average Annual Return, Percent	[2]	12.91%	3.88%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 9,417.02211303139	$ 9,417.02211303139	$ 9,417.02211303139	8,809.301854	8,817.52949	10,702.37376	10,647.111	10,000
Average Annual Return, Percent	[3]	6.90%		(1.21%)
ICE BofA Global High Yield Constrained USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Global High Yield Constrained USD Hedged Index
Account Value		$ 12,084.74002	12,084.74002	$ 12,084.74002	10,657.36784	9,924.749621	11,370.33931	10,382.053	10,000
Average Annual Return, Percent		13.39%		3.91%
Lipper Global High Yield Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Global High Yield Funds
Account Value		$ 11,845.59743	$ 11,845.59743	$ 11,845.59743	$ 10,571.94264	$ 9,896.682123	$ 11,181.04925	$ 10,165.08	$ 10,000
Average Annual Return, Percent		12.05%		3.55%

[1]	Commenced operations on September 26, 2019.
[2]	The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, which commenced operations on September 26, 2019. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.
[3]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.